                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Convertible
                                                  Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Asset Management,
                                         Inc., 1111 East Warrenville Road,
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  October 31, 2004

DATE OF REPORTING PERIOD:  May 1, 2004 through July 31, 2004

Item 1. SCHEDULE OF INVESTMENTS JULY 31, 2004 (UNAUDITED)




    PRINCIPAL
     AMOUNT                                                                        VALUE
-------------------------------------------------------------------------------------------
CORPORATE BONDS (92.9%)
                       CONSUMER DISCRETIONARY (34.9%)
    $ 6,718,000        AOL Time Warner
                       7.625%, 04/15/31                                         $ 7,413,064
      6,634,000        Aztar Corp.(a)(c)
                       7.875%, 06/15/14                                           6,741,803
     10,916,000        Beazer Homes USA, Inc.(c)
                       8.375%, 04/15/12                                          11,734,700
      7,557,000        Boise Cascade Corp.(c)
                       7.000%, 11/01/13                                           8,501,625
      3,359,000        Cadmus Communications Corp.(a)(c)
                       8.375%, 06/15/14                                           3,493,360
        840,000        CanWest Media, Inc.
                       7.625%, 04/15/13                                             879,900
                       Charter Communications Holdings(c)
      6,298,000        10.000%, 04/01/09                                          4,991,165
      3,359,000        9.625%, 11/15/09                                           2,569,635
      2,099,000        11.125%, 01/15/11                                          1,673,953
      4,199,000        DEX Media, Inc.(a)(c)
                       8.000%, 11/15/13                                           4,240,990
      4,618,000        DIRECTV, Inc. (c)
                       8.375%, 03/15/13                                           5,195,250
      6,693,000  GBP   EMI Group, PLC
                       9.750%, 05/20/08                                          12,852,539
      1,931,000        Fedders Corp.(a)
                       9.875%, 03/01/14                                           1,602,730
      2,435,000        Gap, Inc.(c)
                       10.300%, 12/15/08                                          2,970,700
      6,718,000        General Motors Corp.(c)
                       8.250%, 07/15/23                                           6,997,160
      1,679,000        Global Cash Access, LLC(a)
                       8.750%, 03/15/12                                           1,767,148
      3,359,000        Hasbro, Inc.
                       6.600%, 07/15/28                                           3,275,025
      6,697,000        Hovnanian Enterprises, Inc.(c)
                       7.750%, 05/15/13                                           6,897,910
      3,359,000        IMAX Corp.(a)(c)
                       9.625%, 12/01/10                                           3,157,460
      4,199,000        Interpublic Group of Companies, Inc.(c)
                       7.250%, 08/15/11                                           4,498,053
     14,485,000        Intrawest Corp.
                       10.500%, 02/01/10                                         15,716,225
     11,756,000        Isle of Capri Casinos, Inc.(c)
                       9.000%, 03/15/12                                          12,872,820
      1,940,000        Jarden Corp.
                       9.750%, 05/01/12                                           2,124,300
      3,590,000        Kellwood Company
                       7.625%, 10/15/17                                           3,864,366
      7,641,000        La Quinta Properties(c)
                       8.875%, 03/15/11                                           8,462,407
     14,695,000        Mandalay Resort Group
                       10.250%, 08/01/07                                         16,495,137
      3,779,000        Oxford Industries, Inc.(a)
                       8.875%, 06/01/11                                           4,043,530
      4,199,000        Phillips-Van Heusen Corp.
                       8.125%, 05/01/13                                           4,429,945
      1,679,000        Reader's Digest Association, Inc.(c)
                       6.500%, 03/01/11                                           1,670,605
      2,393,000        RH Donnelley Financial Corp.(a)
                       10.875%, 12/15/12                                          2,811,775
     11,000,000        Royal Caribbean Cruises, Ltd.(c)
                       8.750%, 02/02/11                                          12,430,000
     13,016,000        Russell Corp.(c)
                       9.250%, 05/01/10                                          14,024,740
     16,542,000        Saks, Inc.(c)
                       8.250%, 11/15/08                                          17,989,425
      8,397,000        Spanish Broadcasting Systems, Inc.
                       9.625%, 11/01/09                                           8,879,827
      7,809,000        Standard Pacific Corp.
                       9.500%, 09/15/10                                           8,589,900
      4,115,000        Stoneridge, Inc.
                       11.500%, 05/01/12                                          4,886,562
      2,519,000        United Agri Products(a)
                       8.250%, 12/15/11                                           2,796,090
     10,664,000        Vail Resorts, Inc.(c)
                       6.750%, 02/15/14                                          10,610,680
      5,878,000        Warner Music Group(a)(c)
                       7.375%, 04/15/14                                           5,642,880
      4,513,000 EUR    Waterford Wedgwood, PLC(a)
                       9.875%, 12/01/10                                           4,889,879
      7,138,000        WCI Communities, Inc.
                       7.875%, 10/01/13                                           7,334,295
                                                                                -----------
                                                                                272,019,558
                                                                                -----------

    PRINCIPAL
     AMOUNT                                                                        VALUE
-------------------------------------------------------------------------------------------
                       CONSUMER STAPLES (9.1%)
    $ 1,679,000        Central Garden & Pet Company
                       9.125%, 02/01/13                                         $ 1,813,320
      4,199,000        Chattem, Inc.
                       7.000%, 03/01/14                                           4,094,025
      5,206,000        Del Monte Foods Company(c)
                       8.625%, 12/15/12                                           5,700,570
      5,038,000        DIMON, Inc.(c)
                       7.750%, 06/01/13                                           4,760,910
                       Dole Food Company, Inc.(c)
      7,557,000        7.250%, 06/15/10                                           7,519,215
      3,359,000        8.625%, 05/01/09                                           3,543,745
      6,298,000        Jean Coutu Group, Inc.(a)(c)
                       8.500%, 08/01/14                                           6,274,382
        840,000        Pilgrims Pride Corp.
                       9.250%, 11/15/13                                             907,200
      5,038,000        Pinnacle Foods Holding Corp.(a)(c)
                       8.250%, 12/01/13                                           4,861,670
      4,702,000        Playtex Products, Inc.(a)(c)
                       8.000%, 03/01/11                                           4,901,835
      9,237,000        Rayovac Corp.
                       8.500%, 10/01/13                                           9,814,312
      3,359,000        Revlon Consumer Products Corp.
                       7.700%, 07/09/10                                           3,426,180
      4,199,000        Rite Aid Corp.
                       9.250%, 06/01/13                                           4,419,447
      8,397,000        Smithfield Foods, Inc.
                       7.750%, 05/15/13                                           8,942,805
                                                                                -----------
                                                                                 70,979,616
                                                                                -----------

                       ENERGY (10.7%)
      7,138,000        Chesapeake Energy Corp.
                       6.875%, 01/15/16                                           7,066,620
      5,458,000        Comstock Resources, Inc.(c)
                       6.875%, 03/01/12                                           5,389,775
                       Forest Oil Corp.
      2,519,000        8.000%, 12/15/11(c)                                        2,752,008
      1,679,000        8.000%, 06/15/08                                           1,825,913
      9,825,000        General Maritime Corp.(c)
                       10.000%, 03/15/13                                         10,856,625
      4,923,000        Giant Industries, Inc.
                       11.000%, 05/15/12                                          5,612,220
      3,863,000        KCS Energy, Inc.(a)(c)
                       7.125%, 04/01/12                                           3,882,315
      4,618,000        Newfield Exploration Company(c)
                       8.375%, 08/15/12                                           5,010,530
      3,359,000        Overseas Shipholding Group, Inc.
                       7.500%, 02/15/24                                           3,107,075
      5,038,000        Paramount Resources, Ltd.
                       7.875%, 11/01/10                                           4,886,860
      9,489,000        Petrobras International Finance Company(c)
                       8.375%, 12/10/18                                           9,061,995
      4,199,000        Plains All American Pipeline, LP
                       7.750%, 10/15/12                                           4,760,520
                       Premcor, Inc.(c)
      5,374,000        9.500%, 02/01/13                                           6,260,710
      2,288,000        7.500%, 06/15/15                                           2,425,280
      2,519,000        Range Resources Corp.(a)
                       7.375%, 07/15/13                                           2,581,975
      1,679,000        Swift Energy Company
                       9.375%, 05/01/12                                           1,813,320
                       Tesoro Petroleum Corp.(c)
      4,463,000        9.625%, 04/01/12                                           5,121,293
        840,000        8.000%, 04/15/08                                             911,400
                                                                                -----------
                                                                                 83,326,434
                                                                                -----------
                       FINANCIALS (4.1%)
      2,519,000        GATX Corp.(c)
                       8.875%, 06/01/09                                           2,849,755
      7,809,000        Host Marriott Corp.(c)
                       9.500%, 01/15/07                                           8,570,378
      6,298,000        Leucadia National Corp.(c)
                       7.000%, 08/15/13                                           6,203,530
      9,237,000        LNR Property Corp.
                       7.250%, 10/15/13                                           9,237,000
      1,428,000        OMEGA Healthcare Investors, Inc.(a)
                       7.000%, 04/01/14                                           1,367,310
      3,275,000        Senior Housing Properties Trust
                       7.875%, 04/15/15                                           3,414,187
                                                                                -----------
                                                                                 31,642,160
                                                                                -----------

                       HEALTH CARE (3.7%)
      1,889,000        Alpharma, Inc.(a)(c)
                       8.625%, 05/01/11                                           1,959,838
      3,443,000        Ameripath, Inc.(c)
                       10.500%, 04/01/13                                          3,511,860
      7,096,000        Bausch & Lomb, Inc.
                       7.125%, 08/01/28                                           7,271,222
      2,519,000        Beverly Enterprises, Inc.(a)(c)
                       7.875%, 06/15/14                                           2,544,190



                See accompanying Notes of Schedule of Investments

                CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2004 (UNAUDITED)




    PRINCIPAL
     AMOUNT                                                                        VALUE
-------------------------------------------------------------------------------------------
    $ 2,519,000        Curative Health Services, Inc. (a)
                       10.750%, 05/01/11                                        $ 2,292,290
      3,359,000        Medcath Corp.(a)
                       9.875%, 07/15/12                                           3,434,577
      5,458,000        Quintiles Transnational Corp.
                       10.000%, 10/01/13                                          5,635,385
      2,519,000        Valeant Pharmaceuticals International(a)(c)
                       7.000%, 12/15/11                                           2,493,810
                                                                                -----------
                                                                                 29,143,172
                                                                                -----------

                       INDUSTRIALS (8.5%)
      4,199,000        AMR Corp. (a)
                       7.250%, 02/05/09                                           3,968,055
     10,496,000  EUR   FIMEP, SA
                       11.000%, 02/15/13                                         15,005,406
      5,458,000        General Cable Corp.(c)
                       9.500%, 11/15/10                                           5,976,510
      5,038,000        Hutchison Whampoa International, Ltd.(a)(c)
                       6.250%, 01/24/14                                           4,968,672
      2,519,000        Jacuzzi Brands, Inc.
                       9.625%, 07/01/10                                           2,733,115
                       JLG Industries, Inc.(c)
      3,779,000        8.250%, 05/01/08                                           3,949,055
        840,000        8.375%, 06/15/12                                             869,400
      5,374,000        Laidlaw Global Securities, Inc.
                       10.750%, 06/15/11                                          5,978,575
      2,855,000        Monitronics International, Inc.(a)
                       11.750%, 09/01/10                                          3,094,106
        928,000        Orbital Sciences Corp.
                       9.000%, 07/15/11                                           1,025,440
      1,679,000        Shaw Group, Inc.(c)
                       10.750%, 03/15/10                                          1,670,605
      7,557,000        Terex Corp.
                       7.375%, 01/15/14                                           7,651,462
     10,077,000        United Rentals, Inc.(c)
                       7.000%, 02/15/14                                           9,245,647
                                                                                -----------
                                                                                 66,136,048
                                                                                -----------

                       INFORMATION TECHNOLOGY (6.2%)
      5,016,000        Avaya, Inc.(c)
                       11.125%, 04/01/09                                          5,881,260
     10,916,000        Avnet, Inc.(c)
                       9.750%, 02/15/08                                          12,457,885
      3,359,000        Celestica, Inc.(c)
                       7.875%, 07/01/11                                           3,451,373
      1,260,000        Communications & Power Industries, Inc.
                       8.000%, 02/01/12                                           1,278,900
      4,199,000        Flextronics International, Ltd.(c)
                       6.500%, 05/15/13                                           4,146,513
      3,359,000        Freescale Semiconductor, Inc.(a)
                       7.125%, 07/15/14                                           3,426,180
      8,775,000        Sanmina-Sci Corp.
                       10.375%, 01/15/10                                          9,981,562
      1,679,000        Stratus Technologies, Inc.(a)
                       10.375%, 12/01/08                                          1,637,025
      5,878,000        Xerox Corp.(c)
                       7.625%, 06/15/13                                           6,054,340
                                                                                -----------
                                                                                 48,315,038
                                                                                -----------

                       MATERIALS (12.0%)
      5,038,000        Arch Western Finance, LLC(a)(c)
                       7.250%, 07/01/13                                           5,138,760
      6,718,000        Buckeye Technologies, Inc.
                       8.500%, 10/01/13                                           6,936,335
      4,199,000        Equistar Chemicals, LP(c)
                       10.625%, 05/01/11                                          4,681,885
      1,470,000        FMC Corp.
                       10.250%, 11/01/09                                          1,705,200
      7,196,000        Freeport-McMoRan Copper & Gold, Inc.(c)
                       10.125%, 02/01/10                                          8,023,540
     14,275,000        Georgia-Pacific Corp.(c)
                       8.125%, 05/15/11                                          16,095,063
      2,015,000        IMCO Recycling, Inc.
                       10.375%, 10/15/10                                          2,186,275
      6,260,000        IPSCO, Inc.
                       8.750%, 06/01/13                                           7,042,500
      4,618,000        Ispat International, NV(a)(c)
                       9.750%, 04/01/14                                           4,791,175
      5,038,000        Polyone Corp.(c)
                       10.625%, 05/15/10                                          5,415,850
      3,779,000        Pope & Talbot, Inc.
                       8.375%, 06/01/13                                           3,911,265
      6,718,000        Sealed Air Corp.(a)(c)
                       6.875%, 07/15/33                                           6,880,119
                       Steel Dynamics, Inc.
      2,519,000        9.500%, 03/15/09(c)                                        2,808,685
      1,679,000        9.500%, 03/15/09                                           1,872,085
      7,096,000        Texas Industries, Inc.
                       10.250%, 06/15/11                                          8,124,920


    PRINCIPAL
     AMOUNT                                                                        VALUE
-------------------------------------------------------------------------------------------
                       Union Carbide Corp.(c)
    $ 3,359,000        7.500%, 06/01/25                                         $ 3,165,857
      2,603,000        7.875%, 04/01/23                                           2,518,402
      1,679,000        6.700%, 04/01/09                                           1,708,382
                                                                                -----------
                                                                                 93,006,298
                                                                                -----------

                       TELECOMMUNICATION SERVICES (1.9%)
      1,679,000        IPCS Escrow Company(a)
                       11.500%, 05/01/12                                          1,737,765
      8,397,000        Nextel Communications, Inc.(c)
                       7.375%, 08/01/15                                           8,858,835
      5,626,000        Primus Telecommunications Group, Inc.(c)
                       8.000%, 01/15/14                                           4,191,370
                                                                                -----------
                                                                                 14,787,970
                                                                                -----------

                       UTILITIES (1.8%)
                       Calpine Corp.(c)
      8,397,000        8.500%, 02/15/11                                           5,290,110
      7,557,000        7.750%, 04/15/09                                           4,647,555
      2,519,000        8.500%, 05/01/08                                           1,580,673
      2,519,000        NRG Energy, Inc.(a)(c)
                       8.000%, 12/15/13                                           2,588,272
                                                                                -----------
                                                                                 14,106,610
                                                                                -----------
                   TOTAL CORPORATE BONDS
                   (Cost $693,851,943)                                          723,462,904
                                                                                ===========

CONVERTIBLE BONDS (10.8%)
                       CONSUMER DISCRETIONARY (5.9%)
     30,000,000        Royal Caribbean Cruises, Ltd.(b)
                       0.000%, 02/02/21                                          16,050,000
     17,050,000        Skechers USA, Inc.
                       4.500%, 04/15/07                                          16,858,188
     13,500,000        Standard Motor Products, Inc.
                       6.750%, 07/15/09                                          13,398,750
                                                                                -----------
                                                                                 46,306,938
                                                                                -----------

                       INFORMATION TECHNOLOGY (4.9%)
     11,000,000        Advanced Micro Devices, Inc.(c)(e)
                       4.750%, 02/01/22                                          10,477,500
      6,500,000        ASML Holding, NV
                       5.750%, 10/15/06                                           7,296,250
     12,000,000        Corning, Inc.
                       4.875%, 03/01/08                                          12,555,000
      7,562,000        Richardson Electronics, Ltd.(c)
                       8.250%, 06/15/06                                           7,495,832
                                                                                -----------
                                                                                 37,824,582
                                                                                -----------
                    TOTAL CONVERTIBLE BONDS
                    (Cost $71,616,477)                                           84,131,520
                                                                                ===========

SYNTHETIC CONVERTIBLES SECURITIES  (20.9)%
                       CORPORATE BONDS   (17.8)%
                       CONSUMER DISCRETIONARY (6.7%)
      1,282,000        AOL Time Warner
                       7.625%, 04/15/31                                           1,414,640
      1,266,000        Aztar Corp.(a)(c)
                       7.875%, 06/15/14                                           1,286,572
      2,084,000        Beazer Homes USA, Inc.(c)
                       8.375%, 04/15/12                                           2,240,300
      1,443,000        Boise Cascade Corp.(c)
                       7.000%, 11/01/13                                           1,623,375
        641,000        Cadmus Communications Corp.(a)(c)
                       8.375%, 06/15/14                                             666,640
        160,000        CanWest Media, Inc.
                       7.625%, 04/15/13                                             167,600
                       Charter Communications Holdings(c)
      1,202,000        10.000%, 04/01/09                                            952,585
        641,000        9.625%, 11/15/09                                             490,365
        401,000        11.125%, 01/15/11                                            319,797
        801,000        DEX Media, Inc.(a)(c)
                       8.000%, 11/15/13                                             809,010
        882,000        DIRECTV, Inc. (c)
                       8.375%, 03/15/13                                             992,250
      1,277,000  GBP   EMI Group, PLC
                       9.750%, 05/20/08                                           2,452,217
        369,000        Fedders Corp.(a)
                       9.875%, 03/01/14                                             306,270
        465,000        Gap, Inc.(c)
                       10.300%, 12/15/08                                            567,300
      1,282,000        General Motors Corp.(c)
                       8.250%, 07/15/23                                           1,335,272
        321,000        Global Cash Access, LLC(a)
                       8.750%, 03/15/12                                             337,852
        641,000        Hasbro, Inc.
                       6.600%, 07/15/28                                             624,975
      1,278,000        Hovnanian Enterprises, Inc.(c)
                       7.750%, 05/15/13                                           1,316,340
        641,000        IMAX Corp.(a)(c)
                       9.625%, 12/01/10                                             602,540

                See accompanying Notes of Schedule of Investments

               CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2004 (UNAUDITED)




    PRINCIPAL
     AMOUNT                                                                        VALUE
-------------------------------------------------------------------------------------------
   $    801,000        Interpublic Group of Companies, Inc.(c)
                       7.250%, 08/15/11                                         $   858,047
      2,765,000        Intrawest Corp.
                       10.500%, 02/01/10                                          3,000,025
      2,244,000        Isle of Capri Casinos, Inc.(c)
                       9.000%, 03/15/12                                           2,457,180
        370,000        Jarden Corp.
                       9.750%, 05/01/12                                             405,150
        685,000        Kellwood Company
                       7.625%, 10/15/17                                             737,351
      1,459,000        La Quinta Properties(c)
                       8.875%, 03/15/11                                           1,615,843
      2,805,000        Mandalay Resort Group
                       10.250%, 08/01/07                                          3,148,613
        721,000        Oxford Industries, Inc.(a)
                       8.875%, 06/01/11                                             771,470
        801,000        Phillips-Van Heusen Corp.
                       8.125%, 05/01/13                                             845,055
        321,000        Reader's Digest Association, Inc.(c)
                       6.500%, 03/01/11                                             319,395
        457,000        RH Donnelley Financial Corp.(a)
                       10.875%, 12/15/12                                            536,975
      2,100,000        Royal Caribbean Cruises, Ltd.(c)
                       8.750%, 02/02/11                                           2,373,000
      2,484,000        Russell Corp.(c)
                       9.250%, 05/01/10                                           2,676,510
      3,158,000        Saks, Inc.(c)
                       8.250%, 11/15/08                                           3,434,325
      1,603,000        Spanish Broadcasting Systems, Inc.
                       9.625%, 11/01/09                                           1,695,173
      1,491,000        Standard Pacific Corp.
                       9.500%, 09/15/10                                           1,640,100
        785,000        Stoneridge, Inc.
                       11.500%, 05/01/12                                            932,188
        481,000        United Agri Products(a)
                       8.250%, 12/15/11                                             533,910
      2,036,000        Vail Resorts, Inc.(c)
                       6.750%, 02/15/14                                           2,025,820
      1,122,000        Warner Music Group(a)(c)
                       7.375%, 04/15/14                                           1,077,120
        862,000 EUR    Waterford Wedgwood, PLC(a)
                       9.875%, 12/01/10                                             933,985
      1,362,000        WCI Communities, Inc.
                       7.875%, 10/01/13                                           1,399,455
                                                                                -----------
                                                                                 51,922,590
                                                                                -----------

                       CONSUMER STAPLES (1.7%)
        321,000        Central Garden & Pet Company
                       9.125%, 02/01/13                                             346,680
        801,000        Chattem, Inc.
                       7.000%, 03/01/14                                             780,975
        994,000        Del Monte Foods Company(c)
                       8.625%, 12/15/12                                           1,088,430
        962,000        DIMON, Inc.(c)
                       7.750%, 06/01/13                                             909,090
                       Dole Food Company, Inc.(c)
      1,443,000        7.250%, 06/15/10                                           1,435,785
        641,000        8.625%, 05/01/09                                             676,255
      1,202,000        Jean Coutu Group, Inc.(a)(c)
                       8.500%, 08/01/14                                           1,197,493
        160,000        Pilgrims Pride Corp.
                       9.250%, 11/15/13                                             172,800
        962,000        Pinnacle Foods Holding Corp.(a)(c)
                       8.250%, 12/01/13                                             928,330
        898,000        Playtex Products, Inc.(a)(c)
                       8.000%, 03/01/11                                             936,165
      1,763,000        Rayovac Corp.
                       8.500%, 10/01/13                                           1,873,188
        641,000        Revlon Consumer Products Corp.
                       7.700%, 07/09/10                                             653,820
        801,000        Rite Aid Corp.
                       9.250%, 06/01/13                                             843,053
      1,603,000        Smithfield Foods, Inc.
                       7.750%, 05/15/13                                           1,707,195
                                                                                -----------
                                                                                 13,549,259
                                                                                -----------

                       ENERGY (2.0%)
      1,362,000        Chesapeake Energy Corp.
                       6.875%, 01/15/16                                           1,348,380
      1,042,000        Comstock Resources, Inc.(c)
                       6.875%, 03/01/12                                           1,028,975
                       Forest Oil Corp.
        481,000        8.000%, 12/15/11(c)                                          525,492
        321,000        8.000%, 06/15/08                                             349,087
      1,875,000        General Maritime Corp.(c)
                       10.000%, 03/15/13                                          2,071,875


    PRINCIPAL
     AMOUNT                                                                        VALUE
-------------------------------------------------------------------------------------------
   $    940,000        Giant Industries, Inc.
                       11.000%, 05/15/12                                        $ 1,071,600
        737,000        KCS Energy, Inc.(a)(c)
                       7.125%, 04/01/12                                             740,685
        882,000        Newfield Exploration Company(c)
                       8.375%, 08/15/12                                             956,970
        641,000        Overseas Shipholding Group, Inc.
                       7.500%, 02/15/24                                             592,925
        962,000        Paramount Resources, Ltd.
                       7.875%, 11/01/10                                             933,140
      1,811,000        Petrobras International Finance Company(c)
                       8.375%, 12/10/18                                           1,729,505
        801,000        Plains All American Pipeline, LP
                       7.750%, 10/15/12                                             908,115
                       Premcor, Inc.(c)
      1,026,000        9.500%, 02/01/13                                           1,195,290
        437,000        7.500%, 06/15/15                                             463,220
        481,000        Range Resources Corp.(a)
                       7.375%, 07/15/13                                             493,025
        321,000        Swift Energy Company
                       9.375%, 05/01/12                                             346,680
                       Tesoro Petroleum Corp.(c)
        852,000        9.625%, 04/01/12                                             977,670
        160,000        8.000%, 04/15/08                                             173,600
                                                                                -----------
                                                                                 15,906,234
                                                                                -----------

                       FINANCIALS (0.8%)
        481,000        GATX Corp.(c)
                       8.875%, 06/01/09                                             544,157
      1,491,000        Host Marriott Corp.(c)
                       9.500%, 01/15/07                                           1,636,372
      1,202,000        Leucadia National Corp.(c)
                       7.000%, 08/15/13                                           1,183,970
      1,763,000        LNR Property Corp.
                       7.250%, 10/15/13                                           1,763,000
        272,000        OMEGA Healthcare Investors, Inc.(a)
                       7.000%, 04/01/14                                             260,440
        625,000        Senior Housing Properties Trust
                       7.875%, 04/15/15                                             651,563
                                                                                -----------
                                                                                  6,039,502
                                                                                -----------

                       HEALTH CARE (0.7%)
        361,000        Alpharma, Inc.(a)(c)
                       8.625%, 05/01/11                                             374,537
        657,000        Ameripath, Inc.(c)
                       10.500%, 04/01/13                                            670,140
      1,354,000        Bausch & Lomb, Inc.
                       7.125%, 08/01/28                                           1,387,434
        481,000        Beverly Enterprises, Inc.(a)(c)
                       7.875%, 06/15/14                                             485,810
        481,000        Curative Health Services, Inc. (a)
                       10.750%, 05/01/11                                            437,710
        641,000        Medcath Corp.(a)
                       9.875%, 07/15/12                                             655,423
      1,042,000        Quintiles Transnational Corp.
                       10.000%, 10/01/13                                          1,075,865
        481,000        Valeant Pharmaceuticals International(a)(c)
                       7.000%, 12/15/11                                             476,190
                                                                                -----------
                                                                                  5,563,109
                                                                                -----------

                       INDUSTRIALS (1.6%)
        801,000        AMR Corp.(a)
                       7.250%, 02/05/09                                             756,945
      2,004,000 EUR    FIMEP, SA
                       11.000%, 02/15/13                                          2,864,980
      1,042,000        General Cable Corp.(c)
                       9.500%, 11/15/10                                           1,140,990
        962,000        Hutchison Whampoa International, Ltd.(a)(c)
                       6.250%, 01/24/14                                             948,762
        481,000        Jacuzzi Brands, Inc.
                       9.625%, 07/01/10                                             521,885
                       JLG Industries, Inc.(c)
        721,000        8.250%, 05/01/08                                             753,445
        160,000        8.375%, 06/15/12                                             165,600
      1,026,000        Laidlaw Global Securities, Inc.
                       10.750%, 06/15/11                                          1,141,425
        545,000        Monitronics International, Inc.(a)
                       11.750%, 09/01/10                                            590,644
        177,000        Orbital Sciences Corp.
                       9.000%, 07/15/11                                             195,585
        321,000        Shaw Group, Inc.(c)
                       10.750%, 03/15/10                                            319,395
      1,443,000        Terex Corp.
                       7.375%, 01/15/14                                           1,461,038
      1,923,000        United Rentals, Inc.(c)
                       7.000%, 02/15/14                                           1,764,353
                                                                                -----------
                                                                                 12,625,047
                                                                                -----------


                See accompanying Notes of Schedule of Investments

               CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2004 (UNAUDITED)




    PRINCIPAL
     AMOUNT                                                                        VALUE
-------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (1.2%)
   $    958,000        Avaya, Inc.(c)
                       11.125%, 04/01/09                                        $ 1,123,255
      2,084,000        Avnet, Inc.(c)
                       9.750%, 02/15/08                                           2,378,365
        641,000        Celestica, Inc.(c)
                       7.875%, 07/01/11                                             658,627
        240,000        Communications & Power Industries, Inc.
                       8.000%, 02/01/12                                             243,600
        801,000        Flextronics International, Ltd.(c)
                       6.500%, 05/15/13                                             790,987
        641,000        Freescale Semiconductor, Inc.(a)
                       7.125%, 07/15/14                                             653,820
      1,675,000        Sanmina-Sci Corp.
                       10.375%, 01/15/10                                          1,905,313
        321,000        Stratus Technologies, Inc.(a)
                       10.375%, 12/01/08                                            312,975
      1,122,000        Xerox Corp.(c)
                       7.625%, 06/15/13                                           1,155,660
                                                                                -----------
                                                                                  9,222,602
                                                                                -----------

                       MATERIALS (2.3%)
        962,000        Arch Western Finance, LLC(a)(c)
                       7.250%, 07/01/13                                            981,240
      1,282,000        Buckeye Technologies, Inc.
                       8.500%, 10/01/13                                          1,323,665
        801,000        Equistar Chemicals, LP(c)
                       10.625%, 05/01/11                                           893,115
        280,000        FMC Corp.
                       10.250%, 11/01/09                                           324,800
      1,374,000        Freeport-McMoRan Copper & Gold, Inc.(c)
                       10.125%, 02/01/10                                         1,532,010
      2,725,000        Georgia-Pacific Corp.(c)
                       8.125%, 05/15/11                                          3,072,437
        385,000        IMCO Recycling, Inc.
                       10.375%, 10/15/10                                           417,725
      1,195,000        IPSCO, Inc.
                       8.750%, 06/01/13                                          1,344,375
        882,000        Ispat International, NV(a)(c)
                       9.750%, 04/01/14                                            915,075
        962,000        Polyone Corp.(c)
                       10.625%, 05/15/10                                         1,034,150
        721,000        Pope & Talbot, Inc.
                       8.375%, 06/01/13                                            746,235
      1,282,000        Sealed Air Corp.(a)(c)
                       6.875%, 07/15/33                                          1,312,937
                       Steel Dynamics, Inc.
        481,000        9.500%, 03/15/09(c)                                         536,315
        321,000        9.500%, 03/15/09                                            357,915
      1,354,000        Texas Industries, Inc.
                       10.250%, 06/15/11                                         1,550,330
                       Union Carbide Corp.(c)
        641,000        7.500%, 06/01/25                                            604,143
        497,000        7.875%, 04/01/23                                            480,848
        321,000        6.700%, 04/01/09                                            326,618
                                                                                ----------
                                                                                 17,753,933
                                                                                -----------

                       TELECOMMUNICATION SERVICES (0.4%)
        321,000        IPCS Escrow Company(a)
                       11.500%, 05/01/12                                            332,235
      1,603,000        Nextel Communications, Inc.(c)
                       7.375%, 08/01/15                                           1,691,165
      1,074,000        Primus Telecommunications Group, Inc.(c)
                       8.000%, 01/15/14                                             800,130
                                                                                -----------
                                                                                  2,823,530
                                                                                -----------
                       UTILITIES (0.4%)
                       Calpine Corp.(c)
      1,603,000        8.500%, 02/15/11                                           1,009,890
      1,443,000        7.750%, 04/15/09                                             887,445
        481,000        8.500%, 05/01/08                                             301,827
        481,000        NRG Energy, Inc.(a)(c)
                       8.000%, 12/15/13                                             494,228
                                                                                -----------
                                                                                  2,693,390
                                                                                -----------
                   TOTAL CORPORATE BONDS                                        138,099,196
                                                                                -----------

    NUMBER OF
    CONTRACTS                                                                      VALUE
-------------------------------------------------------------------------------------------
                       OPTIONS (3.1%)
                       CONSUMER DISCRETIONARY (1.0%)
          2,000        Carnival Corp.(b)
                       Call, 01/21/06, Strike 45                                $ 1,440,000
          1,600        Federated Department Stores, Inc.(b)
                       Call, 01/21/06, Strike 55                                    696,000
          2,200        International Game Technology(b)
                       Call, 01/21/06, Strike 45                                    407,000
          1,300        J.C. Penney Company, Inc.(b)
                       Call, 01/21/06, Strike 40                                    760,500
          3,800        Metro-Goldwyn-Mayer, Inc.(b)
                       Call, 01/21/06, Strike 9.50                                1,216,000
          1,500        Nordstrom, Inc.(b)
                       Call, 01/21/06, Strike 40                                  1,327,500
          2,560        Starbucks Corp.(b)
                       Call, 01/21/06, Strike 45                                  1,996,800
                                                                                -----------
                                                                                  7,843,800
                                                                                -----------

                       CONSUMER STAPLES (0.6%)
          1,700        Altria Group, Inc. (b)
                       Call, 01/21/06, Strike 55                                    578,000
          1,400        Avon Products, Inc.(b)
                       Call, 01/20/07, Strike 45                                    889,000
          1,300        Constellation Brands, Inc.(b)
                       Call, 01/20/07, Strike 35                                  1,222,000
          1,800        Sara Lee Corp.(b)
                       Call, 01/20/07, Strike 22.50                                 463,500
          4,000        Tyson Foods, Inc.(b)
                       Call, 01/21/06, Strike 17.50                               1,420,000
                                                                                -----------
                                                                                  4,572,500
                                                                                -----------

                       ENERGY (0.8%)
          1,750        Amerada Hess Corp.(b)
                       Call, 01/21/06, Strike 70                                  3,290,000
          2,300        Apache Corp.(b)
                       Call, 01/21/06, Strike 45                                  1,725,000
          2,400        Transocean, Inc.(b)
                       Call, 01/21/06, Strike 30                                  1,032,000
                                                                                -----------
                                                                                  6,047,000
                                                                                -----------

                       HEALTH CARE (0.3%)
          1,400        Bausch & Lomb, Inc.(b)
                       Call, 01/21/06, Strike 60                                  1,330,000
          1,500        Guidant Corp.(b)
                       Call, 01/21/06, Strike 70                                    540,000
          2,700        Pfizer, Inc.(b)
                       Call, 01/21/06, Strike 37.50                                 364,500
                                                                                -----------
                                                                                  2,234,500
                                                                                -----------

                       INDUSTRIALS (0.1%)
          1,950        American Standard Companies, Inc.(b)
                       Call, 01/21/06, Strike 36.63                               1,160,250
                                                                                -----------

                       INFORMATION TECHNOLOGY (0.3%)
          3,000        Advanced Micro Devices, Inc.(b)
                       Call, 01/21/06, Strike 22.50                                 270,000
          1,400        Broadcom Corp.(b)
                       Call, 01/21/06, Strike 50                                    546,000
                       Intel Corp.(b)
          1,900        Call, 01/21/06, Strike 35                                    152,000
            900        Call, 01/21/06, Strike 27.50                                 243,000
          4,200        Motorola, Inc.(b)
                       Call, 01/21/06, Strike 20                                    588,000
          3,200        National Semiconductor Corp.(b)
                       Call, 01/21/06, Strike 25                                    512,000
          2,500        Sybase, Inc.(b)
                       Call, 01/21/06, Strike 20                                    200,000
                                                                                -----------
                                                                                  2,511,000
                                                                                -----------
                   TOTAL OPTIONS                                                 24,369,050
                                                                                -----------

                   TOTAL SYNTHETIC
                   CONVERTIBLE SECURITIES
                   (Cost $159,604,369)                                          162,468,246
                                                                                ===========

                See accompanying Notes of Schedule of Investments

               CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS JULY 31, 2004 (UNAUDITED)


    NUMBER OF
      SHARES                                                                       VALUE
--------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (20.5%)
                       CONSUMER DISCRETIONARY (5.3%)
        486,000        Ford Motor Company Capital Trust II
                       6.500%                                                   $ 25,976,700
        225,000        General Motors Corp.
                       5.250%                                                      5,469,750
        210,000        The Interpublic Group of Companies, Inc.
                       5.375%                                                     10,161,900
                                                                                ------------
                                                                                  41,608,350
                                                                                ------------

                       CONSUMER STAPLES (1.3%)
        380,500        Albertson's, Inc.
                       7.250%                                                      9,835,925
                                                                                ------------

                       FINANCIALS (3.6%)
        135,500        Capital One Financial Corp.
                       6.250%                                                      6,967,410
        650,000        National Australia Bank, Ltd.
                       7.875%                                                     21,391,500
                                                                                ------------
                                                                                  28,358,910
                                                                                ------------

                       INDUSTRIALS (4.2%)
        377,000        Cendant Corp.
                       7.750%                                                     18,604,950
        179,000        Cummins Capital Trust I
                       7.000%                                                     13,984,375
                                                                                ------------
                                                                                  32,589,325
                                                                                ------------

                       INFORMATION TECHNOLOGY (1.6%)
        235,000        Agilysys, Inc.
                       6.750%                                                     12,308,125
                                                                                ------------

                       UTILITIES (4.5%)
        410,000        AES Trust III(c)
                       6.750%                                                     17,416,800
                       CenterPoint Energy, Inc.
        350,000        (AOL Time Warner)
                       2.000%                                                     11,272,450
        140,000        TXU Corp.
                       8.125%                                                      6,349,000
                                                                                ------------
                                                                                  35,038,250
                                                                                ------------

                   TOTAL CONVERTIBLE
                   PREFERRED STOCK
                   (Cost $136,691,043)                                           159,738,885
                                                                                ------------


SHARES/PRINCIPAL
     AMOUNT                                                                        VALUE
--------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (39.4%)

    296,356,545        Bank of New York Institutional
                       Cash Reserve Fund(d)
                       current rate 1.340%                                       296,356,545
   $ 10,433,000        Exxon Mobil Corporation
                       Commercial Paper
                       1.100%, 08/02/04                                           10,432,681
                                                                               -------------

                          TOTAL SHORT TERM
                          (Cost $306,789,226)                                    306,789,226
                                                                               =============

TOTAL INVESTMENTS (184.5%)
(Cost $1,368,553,058)                                                          1,436,590,781
                                                                               =============

LIABILITIES, LESS OTHER ASSETS (-35.2%)                                         (274,126,201)

PREFERRED SHARES AT REDEMPTION VALUE,
INCLUDING DIVIDENDS PAYABLE (-49.3%)                                            (384,101,144)
                                                                               -------------

NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS (100.0%)                                                          $ 778,363,436
                                                                               =============

NOTES TO SCHEDULE OF INVESTMENTS

Note: Market Values for securities denominated in foreign currencies are shown in U.S. dollars

(a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must be generally effected through a sale that is exempt from registration (eg. a sale to another QIB), or the security must be registered for public sale. At July 31, 2004, the market value of 144A securities that can not currently be exchanged to the registered form is $134,810,230 or 17.3% of net assets applicable to common shareholders of the Fund.
(b)  Non-income producing security.
(c) Security, or portion of security, is on loan. At July 31, 2004, the Fund had securities value at $284,545,905 on loan to broker-dealers and banks.
(d)  Security is purchased with the cash collateral from securities loaned.
(e) Variable rate security. Coupon changes periodically. Stated rate in effect at July 31, 2004.

FOREIGN CURRENCY ABBREVIATIONS
EUR:  European Monetary Unit
GBP: Great Britain Pound

               CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND
NOTE 1

PORTFOLIO VALUATION. In computing the net asset value of the Fund, portfolio securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is valued at a fair value following procedures approved by the Board of Trustees or a committee appointed by the Board of Trustees. The Fund may also use fair value pricing, if the value of a security it holds is, in the opinion of the valuation committee or pursuant to Board of Trustees' guidelines, effected by events occurring after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund's net asset value may differ from quoted or published prices.

 Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be valued at a fair value following procedures approved by the Board of Trustees or a committee appointed by the Board of Trustees.

 INVESTMENT TRANSACTIONS Short term investment transactions are recorded on a trade date basis. Long term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date.

NOTE 2

INVESTMENTS. The following information is presented on an income tax basis as of July 31, 2004. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

 The cost basis of investments for Federal income tax purposes at July 31, 2004 was as follows:

 Cost basis of investments                                      $ 1,369,437,978
                                                                ================

 Gross unrealized appreciation                                  $    89,743,087
 Gross unrealized depreciation                                      (22,590,284)
                                                                ----------------
 Net unrealized appreciation (depreciation)                     $    67,152,803
                                                                ================


NOTE 3

INTEREST RATE TRANSACTIONS. The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding preferred shares or the Fund loses its credit rating on its preferred shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the preferred shares. Details of the swap agreements outstanding as of July 31, 2004 were as follows:

















                              TERMINATION            NOTIONAL                                                          UNREALIZED
COUNTERPARTY                     DATE              AMOUNT (000)           FIXED RATE          FLOATING RATE           APPRECIATION
-------------              -----------------       ------------           ----------          -------------           ------------
Merrill Lynch                July 3, 2006            $ 65,000               1.9100%           1 month LIBOR            $ 1,252,341
Merrill Lynch                July 3, 2007              65,000               2.3250%           1 month LIBOR              1,969,309
Merrill Lynch                July 3, 2008              70,000               2.6850%           1 month LIBOR              2,758,984
Merrill Lynch              November 28, 2006           60,000               2.8200%           1 month LIBOR                450,486
Merrill Lynch              November 28, 2007           60,000               3.2575%           1 month LIBOR                587,729
Merrill Lynch              November 28, 2008           60,000               3.5975%           1 month LIBOR                689,082
                                                                                                                      ------------
                                                                                                                       $ 7,707,931
                                                                                                                      ============

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.



                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible Opportunities and Income Fund

By:    /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  September 23, 2004

By:    /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  September 23, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible Opportunities and Income Fund

By:   /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  September 23, 2004

By:   /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  September 23, 2004